OTHER LONG TERM LIABILITIES (Details) (USD $)	Dec. 31, 2012 vessel	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit	$ 21,207,000	$ 24,293,000
Other items	204,000	604,000
Other long-term liabilities	21,411,000	24,897,000
Number of offshore supply vessels acquired	6
Seller's credit received	37,000,000
Unamortized fair value of the financial guarantee	$ 200,000	$ 600,000